BANK LOANS - Schedule of Principal Payments on Long-Term Borrowings (Details) - Dec. 31, 2022	CNY (¥)	USD ($)
Principal Payments on Long-Term Borrowings
2023	¥ 141,800,000	$ 20,559,067
2024	160,000,000	23,197,819
Total	¥ 301,800,000	$ 43,756,886